GOODWILL AND INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2023
GOODWILL AND INTANGIBLE ASSETS, NET
Schedule of intangible assets and goodwill, net

Intangibles assets and goodwill net are as follows:

	December 31, 2023	December 31, 2022
In millions of COP
Goodwill	7,818,125	9,836,661
Intangible assets	671,572	602,531
Total intangible assets and goodwill, net	8,489,697	10,439,192

Schedule of intangible assets

The following table sets forth the Bank’s intangible assets as of December 31, 2023 and 2022, including the reconciliation of initial and final balances of the cost and accrued amortization:

As of December 31, 2023

		Licenses, software
Cost	Trademarks	and computer	Client	Total
		applications	relationships
In millions of COP
Balance at January 1, 2023	28,438	1,361,258	554,558	1,944,254
Acquisitions	-	352,248	-	352,248
Write off	-	(119,482)	-	(119,482)
Foreign currency translation adjustment	(5,842)	(184,188)	(113,922)	(303,952)
Balance at December 31, 2023	22,596	1,409,836	440,636	1,873,068

		Licenses, software
Amortization	Trademarks	and computer	Client	Total
		applications	relationships
In millions of COP
Balance at January 1, 2023	28,437	765,339	547,947	1,341,723
Write off	-	(119,482)	-	(119,482)
Amortization expense(1)	-	210,333	1,984	212,317
Foreign currency translation adjustment	(5,841)	(114,425)	(112,796)	(233,062)
Balance at December 31, 2023	22,596	741,765	437,135	1,201,496

Intangible assets at December 31, 2023, net	-	668,071	3,501	671,572
(1)	See Note 26.3. Impairment, depreciation and amortization.

As of December 31, 2022

		Licenses, software
Cost	Trademarks	and computer	Client	Total
		applications	relationships
In millions of COP
Balance at January 1, 2022	23,537	997,609	458,980	1,480,126
Acquisitions	-	245,204	-	245,204
Write off	-	(43,991)	-	(43,991)
Transfers from premises and equipment	-	30,068	-	30,068
Foreign currency translation adjustment	4,901	132,368	95,578	232,847
Balance at December 31, 2022	28,438	1,361,258	554,558	1,944,254

		Licenses, software
Amortization	Trademarks	and computer	Client	Total
		applications	relationships
In millions of COP
Balance at January 1, 2022	20,174	523,055	451,271	994,500
Write off	-	(41,148)	-	(41,148)
Amortization expense(1)	3,595	170,004	2,392	175,991
Transfers from premises and equipment	-	28,940	-	28,940
Foreign currency translation adjustment	4,668	84,488	94,284	183,440
Balance at December 31, 2022	28,437	765,339	547,947	1,341,723

Intangible assets at December 31, 2022, net	1	595,919	6,611	602,531
(1)	See Note 26.3. Impairment, depreciation and amortization.

Schedule of reconciliation of changes in goodwill

The following table sets forth an analysis of the activity in the goodwill account:

	December 31, 2023	December 31, 2022
In millions of COP
Balance at beginning of the year, net	9,836,661	8,143,146
Effect of change in foreign exchange rate(1)	(2,018,536)	1,693,515
Balance at end of the year, net	7,818,125	9,836,661
(1)	The market representative rate at the end of December 31, 2023 is COP 3,822.05 colombian pesos and 2022 is COP 4,810.20 colombian pesos. See Note 2.D.1. Functional currency, transactions and balances in foreign currency.

Summary of key assumptions used by management in determining the recoverable amount

The key assumptions used by management in determining the recoverable amount as of December 31, 2023 and 2022 are:

As of December 31, 2023

			Discount Rate	(1)	Growth rate (2)	Goodwill
Operating segment	Valuation Methodology	Key Assumptions	(real)		(real)	2023
In millions of COP
Banking Panama	Discounted Cash flow	5 years plan	10.90%		4.50%	5,837,310
Banking			17.10%
El Salvador	Discounted Cash flow	5 years plan	and 15.50	%(3)	3.70%	1,078,105
Banking Guatemala	Discounted Cash flow	5 years plan	12.30%		4.80%	892,050
		Multiples EV/ Revenue	Does not		Does not
Others Segments	Comparable multiples	and EV/EBITDA	apply		apply	10,660
Total						7,818,125
(1)	The discount rate is the return that would be expected for an investment that generates cash flows similar to those that are expected to be obtained from the use of the CGU. CAPM methodology was used as a basis to determine this rate.
(2)	This rate is equivalent to the nominal or real growth of the economy in Guatemala, Panama and El Salvador, which is considered an important driver for the growth of the banking industry.
(3)	Corresponds to the discount rate used for the short and long term, respectively.

As of December 31, 2022

			Discount Rate	(1)	Growth rate (2)	Goodwill
Operating segment	Valuation Methodology	Key Assumptions	(real)		(real)	2022
In millions of COP
Banking Panama	Discounted Cash flow	5 years plan	10.90%		5.30%	7,346,484
Banking			20.10%
El Salvador	Discounted Cash flow	5 years plan	and 16.10	%(3)	3.90%	1,356,837
Banking Guatemala	Discounted Cash flow	5 years plan	13.00%		4.90%	1,122,680
		Multiples EV/ Revenue	Does not		Does not
Others Segments	Comparable multiples	and EV/EBITDA	apply		apply	10,660
Total						9,836,661
(1)	The discount rate is the return that would be expected for an investment that generates cash flows similar to those that are expected to be obtained from the use of the CGU. CAPM methodology was used as a basis to determine this rate.
(2)	This rate is equivalent to the nominal or real growth of the economy in Guatemala, Panama and El Salvador, which is considered an important driver for the growth of the banking industry.
(3)	Corresponds to the discount rate used for the short and long term, respectively.

Schedule of estimated recoverable amount of each operating segment obtained as a result of sensitivity analysis

The tables below present the estimated recoverable amount of each operating segment obtained as a result of sensitivity analysis for the discount rate and growth rate in basis points (bips):

As of December 31, 2023

Banking Panama

	+50 bips	Discount rate	-50 bips
Growth rate	11.40%	10.90%	10.40%
4.50%	10,826,278	11,721,608	12,770,528

	-50 bips	Growth rate	+50 bips
Discount rate	4.00%	4.50%	5.00%
10.90%	11,224,673	11,721,608	12,302,770

Banking El Salvador

	+100 bips	Discount rate	-100 bips
	18.10%	17.10%	16.10%
Growth rate	16.50%	15.50%	14.50%
3.70%	3,909,551	4,241,177	4,634,962

	-50 bips	Growth rate	+50 bips
Discount rate	3.20%	3.70%	4.20%
17.10% and 15.50%	4,182,324	4,241,177	4,305,238

Banking Guatemala

	+50 bips	Discount rate	-50 bips
Growth rate	12.80%	12.30%	11.80%
4.80%	3,903,356	4,224,256	4,592,449

	-50 bips	Growth rate	+50 bips
Discount rate	4.30%	4.80%	5.30%
12.30%	4,090,025	4,224,256	4,377,661

As of December 31, 2022

Banking Panama

	+50 bips	Discount rate	-50 bips
Growth rate	11.40%	10.90%	10.40%
5.30%	12,851,974	14,049,526	15,483,841

	-50 bips	Growth rate	+50 bips
Discount rate	4.80%	5.30%	5.80%
10.90%	13,351,970	14,049,526	14,883,860

Banking El Salvador

	+100 bips	Discount rate	-100 bips
	21.10%	20.10%	19.10%
Growth rate	17.10%	16.10%	15.10%
3.90%	4,543,466	4,913,975	5,351,507

	-50 bips	Growth rate	+50 bips
Discount rate	3.40%	3.90%	4.40%
20.10% and 16.10%	4,851,416	4,913,975	4,981,886

Banking Guatemala

	+50 bips	Discount rate	-50 bips
Growth rate	13.50%	13.00%	12.50%
4.90%	4,854,108	5,225,546	5,647,675

	-50 bips	Growth rate	+50 bips
Discount rate	4.40%	4.90%	5.40%
13.00%	5,070,100	5,225,546	5,401,451

PA FAI Calle 77 acquisition
GOODWILL AND INTANGIBLE ASSETS, NET
Schedule of the estimated fair value of assets acquired and liabilities assumed

The estimate of the fair value of the assets acquired and liabilities assumed was based on information available as of March 1, 2022. The Bank believes that this information provides a reasonable basis for determining fair values:

In millions of COP
Purchase Price Allocation
Pruchase price on June 9, 2021	56,968
Non-controlling interest at fair value	1,166
TOTAL	58,134

Fair value of net assets acquired
ASSETS
Cash and cash equivalents	799
Accounts receivable	299
Premises and equipment, net	3
Investments property	60,850
Other assets	78
Total Assets	62,029

LIABILITIES
Accounts payable	1,080
Deferred tax	283
Other liabilities	99
Total Liabilities	1,462
Fair value of net assets acquired	60,567

Gain from a bargain purchase	2,433

Wompi S.A.S. (Before Vlipco S.A.S.)
GOODWILL AND INTANGIBLE ASSETS, NET
Schedule of the estimated fair value of assets acquired and liabilities assumed

For this acquisition, the estimated fair value of assets acquired and liabilities assumed are based on the information available at November 30, 2021. The Bank believes that this information provides a reasonable basis for determining fair values.

In millions of COP
Wompi S.A.S Purchase Price Allocation
Pruchase price on November 30, 2021	9,474
Fair value of previously held invesment	9,479
Non-controlling interest at fair value	1,047
TOTAL	20,000

Book value of net assets acquired
ASSETS
Cash and cash equivalents	296
Accounts receivable	241
Taxes receivable	433
Premises and equipment, net	22
Other assets	32
Total Assets	1,024

LIABILITIES
Short-term borrowings	37
Accounts payable	45
Taxes liabilities	78
Employee benefit plans	106
Total Liabilities	266
Net assets at book value	758

Wompi S.A.S intangibles assets recognized at the acquisition date:
Software(1)	13,196
Deferred tax	(4,614)
Fair value of net assets acquired	9,340

Goodwill	10,660
(1)	The fair value of the intangible assets includes a software development that supports the operation of the Wompi S.A.S. payment gateway, with a fair value of COP 13,196.

Summary of previously held interest in business combination

Date and nature of investment	Share in equity
Investment recorded as an joint venture(1)	47.40%
November 2021 – acquisition of 47.37%, control obtained	47.37%
Total at December 31, 2021	94.77%
(1)	Investment made since July 2019, the participation percentage was 48.91% at initial recognition.